Shareholder Report, Line Graph (Details) B030931_Direxion Daily CSCO Bear 1X ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jun. 25, 2025	Oct. 31, 2025
Direxion Daily CSCO Bear 1X ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily CSCO Bear 1X ETF NAV
Accumulated Value	$ 10,000	$ 9,290
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 11,272
Cisco Systems, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Cisco Systems, Inc.
Accumulated Value	$ 10,000	$ 10,769